Segments - Reconciliation of Adjusted EBITDA to EBITDA and EBITDA to Net Loss Attributable to Company (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Adjusted EBITDA		$ 109,297	$ 93,747	$ 290,259	$ 256,215	$ 326,807	$ 297,823	$ 258,389
Fixed asset impairment loss				(5,308)	(19,913)	(19,533)	(53,228)
Income (loss) from discontinued operations			1,533	(377)	8,420	8,636	12,723	13,543
Gain on sale from discontinued operations			7,694		7,694	10,714
Gain (loss) on retirement of assets			4		(47)	(359)	(1,562)	(2,168)
Gain (loss) related to casualty disasters		108	739	1,106	2,611	1,825	(4,730)	3,447
Gain on extinguishment of debt, net				(2,030)			1,192	11,451
Off-cycle management bonus related to debt amendment							(4,932)
Equity based compensation		(8,600)		(39,703)
Financing costs expensed as incurred							(7,749)	(1,668)
Other gains (losses), net		(1,924)	314	(2,312)	(3,034)	(2,697)	4,111	850
Termination of long-term contract								(5,152)
EBITDA		98,881	104,031	241,635	251,946	325,393	243,648	278,692
Interest expense		(24,500)	(38,290)	(97,300)	(110,908)	(148,806)	(103,342)	(51,986)
Income tax expense		(16,162)	(969)	(21,860)	(2,573)	(3,665)	(3,283)	(2,472)
Recognition of net deferred tax liabilities upon C-corporation conversion	(321,054)			(321,054)
Depreciation and amortization		(45,352)	(41,796)	(130,711)	(128,711)	(170,401)	(172,787)	(165,295)
Non-controlling interests		(50)	(406)	(3,814)	(1,106)	1,455	4,810	4,574
Net Income (Loss) attributable to La Quinta Holdings' stockholders		$ 12,817	$ 22,570	$ (333,104)	$ 8,648	$ 3,976	$ (30,954)	$ 63,513